CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,659)	$ (3,193)	$ 1,086
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	61	100	43
Amortization	47	36	12
Stock-based compensation	1	3	(7)
Impairment loss on property, plant and equipment	109
Impairment loss on intangible assets	15
Impairment losses on prepaid licensing and royalty fees	85	244
Bad debt expense	24	23	127
Gains on disposals of property, plant and equipment - net			(1)
Gains on disposal of marketable securities			(2)
Net loss on equity investments			24
Impairment losses on marketable securities and investments			52
Deferred income tax benefits			(1,672)
Loss of lawsuit contingent liabilities	96
Net changes in:
Accounts receivable	130	205	14
Prepaid expenses	10	267	137
Other current assets	(15)	35	(6)
Prepaid licensing and royalty fees	306	(220)	561
Prepaid pension assets	(29)	14	(9)
Accounts payable	(40)	(210)	48
Accrued expenses	(153)	(1,273)	(1,331)
Other liabilities	(555)	55	(186)
Net cash used in operating activities	(1,567)	(3,914)	(1,110)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposals of marketable securities			2
Purchases of property, plant and equipment	(48)	(66)	(192)
Proceeds from disposals of property, plant and equipment			1
Proceeds from disposals of subsidiary and equity investments			1,058
Increase in intangible assets	(14)	(61)	(11)
Decrease (increase) in refundable deposits	(2)	11	37
Other	(9)	26	40
Net cash provided by (used in) investing activities	(73)	(90)	935
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings			986
Repayments of short-term borrowings			(3,617)
Net cash used in financing activities			(2,631)
Net foreign currency exchange differences on cash, restricted cash and cash equivalents	88	(347)	772
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,552)	(4,351)	(2,034)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	59,826	64,177	66,211
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	58,274	$ 59,826	64,177
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year			35
Income tax paid (refund) during the year	$ (6)		$ 1